UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2012 to March 31, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)

May 14, 2012

KeyBank National Association1

(Exact name of securitizer as specified in its charter)

028-06343	0001089877
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Michael Woods

(216) 689-4674

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

KeyBank National Association, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored or co-sponsored (both registered and unregistered) by it and outstanding during the reporting period, including asset-backed securities that were (i) registered by the following affiliates: KeyCorp Student Loan Trust 1999-A (Commission File Number 333-58073-01, Central Index Key Number 0001110759); KeyCorp Student Loan Trust 1999-B (Commission File Number 333-80109-01; Central Index Key Number 0001110760); KeyCorp Student Loan Trust 2000-A (Commission File Number 333-80109-02; Central Index Key Number 0001116562); KeyCorp Student Loan Trust 2000-B (Commission File Number 333-80109-03; Central Index Key Number 0001123350); KeyCorp Student Loan Trust 2001-A (Commission File Number 333-62624-02; Central Index Key Number 0001158571); KeyCorp Student Loan Trust 2002-A (Commission File Number 333-62624-03, Central Index Key Number 0001186222); KeyCorp Student Loan Trust 2003-A (Commission File Number 333-62624-04; Central Index Key Number 0001257363); KeyCorp Student Loan Trust 2004-A (Commission File Number 333-114367-02; Central Index Key Number 0001298793); KeyCorp Student Loan Trust 2005-A (Commission File Number 333-114367-03; Central Index Key Number 0001342346); KeyCorp Student Loan Trust 2006-A (Commission File Number 333-135860-01; Central Index Key Number 0001380476); and (ii) privately issued by Key Commercial Mortgage Securities Trust 2007-SL1, a trust established by Key ABS LLC (Commission File Number 333-127948; Central Index Number 0001337462), the depositor in said issuance and a subsidiary of KeyBank National Association.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

KEYBANK NATIONAL ASSOCIATION

By:	/s/ Mark Whitham
Name:	Mark Whitham
Title:	Chief Financial Officer
Date:	May 14, 2012